CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares outstanding	140,401,842	136,821,600